Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Additional Information [Abstract]
Cash and Cash Equivalents by Type

	US Dollars
Figures in millions	2017	2016	2015

Cash and deposits on call	170	167	344
Money market instruments	35	48	140
Total cash and cash equivalents (note 34 and note 35)	205	215	484